Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Lease Commitments Under Noncancellable Operating Leases with Initial or Remaining Terms of One Year or More

Future minimum lease commitments under noncancellable operating leases with initial or remaining terms of one year or more at December 31, 2013, are payable as follows (in millions):

2014	$218
2015	169
2016	116
2017	87
2018	71
Thereafter	415

Total future lease commitments	$1,076